Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Property, Plant and Equipment [Abstract]
Useful Lives of Property, Plant and Equipment	Useful lives by major product category consisted of the following:

Useful life
Land improvements	20 years
Buildings and leasehold improvements	30 years
Machinery and equipment	5-10 years
Instruments	4 years

Useful lives by major product category consisted of the following:

Useful life
Land improvements	20 years
Buildings and leasehold improvements	30 years
Machinery and equipment	5-10 years
Instruments	4 years

Components of Property, Plant and Equipment
Property, plant and equipment consisted of the following:

(in millions)	February 28, 2013	May 31, 2012
Land and land improvements	$40.8	$40.2
Buildings and leasehold improvements	102.1	89.9
Machinery and equipment	390.4	342.3
Instruments	780.5	633.3
Construction in progress	35.9	29.1
Total property, plant and equipment	1,349.7	1,134.8
Accumulated depreciation	(670.3)	(541.2)
Total property, plant and equipment, net	$679.4	$593.6

Property, plant and equipment consisted of the following:

(in millions)	May 31, 2012	May 31, 2011
Land and land improvements	$40.2	$43.5
Buildings and leasehold improvements	89.9	110.9
Machinery and equipment	342.3	328.6
Instruments	633.3	573.0
Construction in progress	29.1	30.8
Total property, plant and equipment	1,134.8	1,086.8
Accumulated depreciation	(541.2)	(448.4)
Total property, plant and equipment, net	$593.6	$638.4